CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 61,158	$ 22,365	$ 8,819
OTHER COMPREHENSIVE INCOME:
Change in foreign currency translation adjustment	(34)	(153)	73
Change in net unrealized gains of marketable securities, net of tax	86	(1)	302
T O T A L COMPREHENSIVE INCOME, net	61,210	22,211	9,194
Less: Comprehensive income (loss) attributable to non-controlling interests	7	(1)
T O T A L COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 61,203	$ 22,212	$ 9,194